                          ANNUAL REPORT / JULY 31 2000

                             AIM MONEY MARKET FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                       ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Shareholder:

                    We are pleased to send you this report on AIM Money Market
   [PHOTO OF        Fund for the fiscal year ended July 31, 2000. While the
   Charles T.       latter part of 1999 saw numerous record highs in markets
     Bauer,         worldwide, 2000 has thus far proved quite a different story.
  Chairman of
  the Board of      MARKET SHIFTS UNSETTLE INVESTORS
    THE FUND        During much of 1999, technology dominated markets overall,
  APPEARS HERE]     even though the sector's eye-popping returns were not
                    duplicated by the broader market. Indeed, for fixed-income markets, 1999 was one of the worst years on record. But the new year brought with it unprecedented volatility and a major shift in market sentiment when some companies' sky-high valuations came into question.
                        Also shaking market confidence were interest-rate hikes
                    by the Federal Reserve Board (the Fed) and investors' concerns over potential inflation. The Fed has been raising interest rates since June 1999 to cool what it feared was a too-hot growth rate for the U.S. economy. Mixed signals from leading economic indicators made it difficult to determine when the Fed would end its tightening cycle.
    During the first quarter of 2000, the U.S. Treasury announced plans to issue fewer securities and to begin buying back its own debt. Such a decrease in supply has led to higher prices, especially among longer-term Treasuries (15+ years) where the buyback has been concentrated. Higher prices mean lower yields, which has resulted in an inverted yield curve (long-term yields below short-term yields). Consequently, cash in the form of three- and six-month Treasury bills provided attractive income, with yields jumping from 4.75% to 6.25% and from 4.87% to 6.43%, respectively, during the reporting period.

FUND A BULWARK IN VOLATILE MARKETS
The fund continued to provide steady income and safety of principal in the midst of the difficult market environment. The fund maintained a weighted average maturity (WAM) in the 15- to 28-day range throughout the reporting period. At the end of the fiscal year, the WAM stood at 22.37 days, and seven-day yields for the fund were 5.58% for Cash Reserve Shares, 4.85% for Class B shares and 4.86% for Class C shares. Total net assets in the fund stood at $1.2 billion at the end of the reporting period.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

OUTLOOK
While there are signs that the economy may be slowing to a sustainable growth level, the Fed deems it too early to say that its rate hikes have indeed halted inflation. The fact that the Fed did not raise interest rates at its August meeting may indicate that its tightening cycle is winding down. The fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.
    As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. Or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                       ----------------------------------

                       NEW FISCAL YEAR-END, PROXY RESULTS

    Since our last report to you, your fund's fiscal year-end was changed from December 31 to July 31. You will receive an annual report dated July 31 and a semiannual report dated January 31 each year.

    In addition, during the fiscal year, shareholders voted on several proposals made in a proxy solicitation. Details concerning these proxy votes will be found in the financial pages of this report.

                    COVER ART: WATER LILIES BY CLAUDE MONET

                       ----------------------------------

                             AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2000

                             MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-40.34%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-3.21%

Atlantis One Funding Corp.
  6.57%                      08/18/00   $ 27,000    $   26,916,233
------------------------------------------------------------------
Centric Capital Corp.
  6.68%                      12/27/00     13,500        13,129,260
------------------------------------------------------------------
                                                        40,045,493
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER
  RECEIVABLES-4.31%

Old Line Funding Corp.
  6.57%                      08/04/00     31,380        31,362,819
------------------------------------------------------------------
Thunder Bay Funding Inc.
  6.54%                      09/08/00     22,588        22,432,068
------------------------------------------------------------------
                                                        53,794,887
------------------------------------------------------------------

ASSET-BACKED
  SECURITIES-FULLY
  BACKED-5.64%

Forrestal Funding Master
  Trust
  6.53%                      09/08/00     30,602        30,391,067
------------------------------------------------------------------
  6.55%                      09/26/00     14,000        13,857,356
------------------------------------------------------------------
Triple-A One Funding Master
  Trust
  6.53%                      09/14/00     26,264        26,054,384
------------------------------------------------------------------
                                                        70,302,807
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-14.30%

Clipper Receivables Funding
  Corp.
  6.56%                      09/08/00     25,000        24,826,889
------------------------------------------------------------------
Corporate Receivables Corp.
  6.53%                      09/14/00     50,000        49,600,944
------------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  6.19%                      09/18/00     35,000        34,711,133
------------------------------------------------------------------
Monte Rosa Capital Corp.
  6.53%                      08/17/00     29,401        29,315,672
------------------------------------------------------------------
Preferred Receivables
  Funding Corp.
  6.51%                      08/28/00     40,000        39,804,700
------------------------------------------------------------------
                                                       178,259,338
------------------------------------------------------------------

BANKS-REGIONAL-6.92%

Delaware Funding Corp.
  6.53%                      09/08/00     27,037        26,850,640
------------------------------------------------------------------
Wells Fargo & Co.
  6.61%                      09/22/00     60,000        59,427,133
------------------------------------------------------------------
                                                        86,277,773
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-5.96%

Associates First Capital
  Corp.
  6.58%                      09/26/00     30,000        29,692,933
------------------------------------------------------------------
  6.61%                      09/28/00     25,000        24,733,764
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
FINANCIAL-DIVERSIFIED-(CONTINUED)

General Electric Capital
  Corp.
  6.06%                      08/28/00   $ 20,000    $   19,909,100
------------------------------------------------------------------
                                                        74,335,797
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $503,016,095)                              503,016,095
------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-8.56%

BANKS-DOMESTIC-1.00%

Atlantic American Corp.,
  Weekly VRD Series,
  (LOC-Wachovia Bank)
  6.62%(b)                   06/01/09     12,500        12,500,000
------------------------------------------------------------------

BANKS-REGIONAL-3.03%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series
  6.70%(b)                   08/01/12     11,436        11,436,000
------------------------------------------------------------------
Family Express Corp., LLC,
  Loan Program Notes,
  Weekly VRD Series,
  (LOC-First of America
  Bank)
  6.67%(b)                   04/01/28      9,040         9,040,000
------------------------------------------------------------------
KBL Capital Fund Inc., Loan
  Program Notes, Weekly VRD
  Series, (LOC-National
  City Bank)
  6.67%(b)                   05/01/27     17,350        17,350,000
------------------------------------------------------------------
                                                        37,826,000
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-3.73%

Associates Corp. NA, Medium
  Term Notes
  5.85%                      01/15/01      8,443         8,415,793
------------------------------------------------------------------
AT&T Capital Corp., Medium
  Term Notes
  7.50%                      11/15/00     16,000        16,040,981
------------------------------------------------------------------
Beneficial Corp., Medium
  Term Notes
  6.33%                      12/18/00      9,000         8,985,811
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate
  Medium Term Notes
  6.54%(c)                   08/21/00     13,000        12,998,513
------------------------------------------------------------------
                                                        46,441,098
------------------------------------------------------------------

INVESTMENT BANKING/
  BROKERAGE-0.80%

Morgan Stanley Dean Witter
  & Co., Floating Rate
  Medium Term Notes
  6.61%(c)                   09/06/00     10,000        10,000,000
------------------------------------------------------------------
    Total Short-Term
      Obligations (Cost
      $106,767,098)                                    106,767,098
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
TAXABLE MUNICIPAL BONDS-3.75%

FINANCE-MULTIPLE
  INDUSTRY-2.21%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  6.70% (LOC-Bank of
    America)(b)              06/01/15   $ 17,500    $   17,500,000
------------------------------------------------------------------
  6.62%(b)                   02/01/23     10,000        10,000,000
------------------------------------------------------------------
                                                        27,500,000
------------------------------------------------------------------

HOSPITAL MANAGEMENT-1.54%

Colorado Health Facilities
  Authority; Revenue Bonds,
  Weekly VRD Series,
  (LOC-KBC Bank N.V.)
  6.60%(b)                   03/01/30      9,750         9,750,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  6.60%(b)(d)                07/01/24      9,500         9,500,000
------------------------------------------------------------------
                                                        19,250,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $46,750,000)                                      46,750,000
------------------------------------------------------------------

CERTIFICATES OF
  DEPOSIT-2.01%

Commerzbank
  6.31% (Cost $25,000,535)   08/22/00     25,000        25,000,535
------------------------------------------------------------------

MASTER NOTE
  AGREEMENTS-10.83%(e)

Merrill Lynch Mortgage
  Capital, Inc.
  6.95%(f)                   08/17/00     75,000        75,000,000
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley Dean Witter
  & Co.
  6.79%(g)                   09/01/00   $ 60,000    $   60,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $135,000,000)                                    135,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $816,533,728)                                    816,533,728
------------------------------------------------------------------

REPURCHASE
  AGREEMENTS-32.01%(h)

Bank of America Securities
  6.64%(i)                   08/01/00    225,091       225,090,983
------------------------------------------------------------------
Credit Suisse First Boston
  Corp.
  6.62%(j)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
UBS Warburg
  6.64%(k)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
Westdeutsche Landesbank
  Girozentrale
  6.64%(l)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $399,090,983)                                    399,090,983
------------------------------------------------------------------
TOTAL INVESTMENTS-97.50%                             1,215,624,711(m)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-2.50%                                     31,201,651
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,246,826,362
==================================================================

Investment Abbreviations:

LOC - Letter of Credit
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 07/31/00.
(c) The coupon rate shown on floating rate note represents the rate at period end.
(d) Secured by bond insurance provided by MBIA Insurance Co.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/00.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/00.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 07/31/00 with a maturing value of $750,138,333. Collateralized by $862,030,072 par value of U.S. Government obligations, 5.00% to 7.50% due 01/15/04 to 07/01/29 with an aggregate market value at 07/31/00 of $765,000,000.
(j) Joint repurchase agreement entered into 07/31/00 with a maturing value of $150,027,583. Collateralized by $158,744,000 par value of U.S. Government obligations, 0% to 7.25% due 08/01/00 to 05/15/29 with an aggregate market value at 07/31/00 of $155,738,821.
(k) Joint repurchase agreement entered into 07/31/00 with a maturing value of $500,092,222. Collateralized by $605,860,547 par value of U.S. Government and Treasury obligations, 5.50% to 9.00% due 12/15/01 to 12/15/37 with an aggregate market value at 07/31/00 of $510,001,104.
(l) Joint repurchase agreement entered into 07/31/00 with a maturing value of $200,036,889. Collateralized by $249,829,594 par value of U.S. Government obligations, 6.00% to 7.13% due 01/01/04 to 08/01/29 with an aggregate market value at 07/31/00 of $204,303,574.
(m) Also represents Cost for federal income tax purposes.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                             MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-18.61%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-3.11%

Atlantis One Funding Corp.
  6.57%                      08/18/00   $ 27,000    $   26,763,480
------------------------------------------------------------------
Centric Capital Corp.
  6.68%                      12/27/00     13,500        13,051,605
------------------------------------------------------------------
                                                        39,815,085
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER
  RECEIVABLES-2.43%

Old Line Funding Corp.
  6.57%                      08/04/00     31,380        31,185,287
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-2.69%

Falcon Asset Securitization
  Corp.
  6.19%                      09/18/00     35,000        34,524,574
------------------------------------------------------------------

BANKS-REGIONAL-4.61%

Wells Fargo & Company
  6.61%                      09/22/00     60,000        59,085,617
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-5.77%

Associates First Capital
  Corp.
  6.58%                      09/26/00     30,000        29,522,950
------------------------------------------------------------------
  6.61%                      09/28/00     25,000        24,591,465
------------------------------------------------------------------
General Electric Capital
  Corp.
  6.06%                      08/28/00     20,000        19,804,733
------------------------------------------------------------------
                                                        73,919,148
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $238,529,711)                              238,529,711
------------------------------------------------------------------

SHORT-TERM
  OBLIGATIONS-6.99%

BANKS-DOMESTIC-0.97%

Atlantic American Corp.,
  Weekly VRD Series,
  (LOC-Wachovia Bank)
  6.67%(b)                   06/01/09     12,500        12,500,000
------------------------------------------------------------------

BANKS-REGIONAL-1.62%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series
  6.70%(b)                   08/01/12     11,674        11,674,000
------------------------------------------------------------------
Family Express Corp., LLC,
  Loan Program Notes,
  Weekly VRD Series,
  (LOC-First of America
  Bank)
  6.73%(b)                   04/01/28      9,040         9,040,000
------------------------------------------------------------------
                                                        20,714,000
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-3.62%

Associates Corp. NA, Medium
  Term Notes
  5.85%                      01/15/01      8,443         8,410,743
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
FINANCIAL-DIVERSIFIED-(CONTINUED)

AT&T Capital Corp., Medium
  Term Notes
  7.50%                      11/15/00   $ 16,000    $   16,052,966
------------------------------------------------------------------
Beneficial Corp., Medium
  Term Notes
  6.33%                      12/18/00      9,000         8,982,646
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate
  Medium Term Notes
  6.86%(c)                   08/21/00     13,000        12,996,207
------------------------------------------------------------------
                                                        46,442,562
------------------------------------------------------------------

INVESTMENT BANKING/
  BROKERAGE-0.78%

Morgan Stanley Dean Witter
  & Co., Floating Rate
  Medium Term Notes
  6.93%(c)                   09/06/00     10,000        10,000,000
------------------------------------------------------------------
    Total Short-Term
      Obligations (Cost
      $89,656,562)                                      89,656,562
------------------------------------------------------------------

TAXABLE MUNICIPAL
  BONDS-3.65%

FINANCE-MULTIPLE
  INDUSTRY-2.15%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  6.74% (LOC-Bank of
    America)(b)              06/01/15     17,500        17,500,000
------------------------------------------------------------------
  6.63%(b)                   02/01/23     10,000        10,000,000
------------------------------------------------------------------
                                                        27,500,000
------------------------------------------------------------------

HOSPITAL MANAGEMENT-1.50%

Colorado Health Facilities
  Authority; Revenue Bonds,
  Weekly VRD Series
  (LOC-KBC Bank N.V.)
  6.65%(b)                   03/01/30      9,750         9,750,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  6.85%(b)(d)                07/01/24      9,500         9,500,000
------------------------------------------------------------------
                                                        19,250,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $46,750,000)                                      46,750,000
------------------------------------------------------------------

CERTIFICATES OF
  DEPOSIT-2.73%

Bank Austria
  5.65%                      07/06/00     10,000         9,999,934
------------------------------------------------------------------
Commerzbank
  6.31%                      08/22/00     25,000        25,001,324
------------------------------------------------------------------
    Total Certificates of
      Deposit (Cost
      $35,001,258)                                      35,001,258
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
MASTER NOTE
  AGREEMENTS-10.53%(e)

Merrill Lynch Mortgage
  Capital, Inc.
  7.34%(f)                   08/17/00   $ 75,000    $   75,000,000
------------------------------------------------------------------
Morgan Stanley Dean Witter
  & Co.
  7.23%(g)                   09/01/00     60,000        60,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $135,000,000)                                    135,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $544,937,531)                                    544,937,531
------------------------------------------------------------------

REPURCHASE
  AGREEMENTS-53.01%(h)

Bank of America Securities
  6.90%(i)                   07/03/00     10,000        10,000,000
------------------------------------------------------------------
Barclays Capital Inc.
  6.80%(j)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Chase Securities, Inc.
  6.80%(k)                   07/03/00    296,600       296,600,000
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities
  Corp.
  6.72%(l)                   07/03/00   $ 82,923    $   82,922,978
------------------------------------------------------------------
First Union Capital Markets
  6.90%(m)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Goldman Sachs & Co.
  6.88%(n)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
UBS Warburg
  6.85%(o)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Westdeutsche Landesbank
  Girozentrale
  6.85%(p)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $679,522,978)                                    679,522,978
------------------------------------------------------------------
TOTAL INVESTMENTS-95.52%                             1,224,460,509(q)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-4.48%                                     57,396,025
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,281,856,534
==================================================================

Investment Abbreviations:

LOC - Letter of Credit
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 06/30/00.
(c) The coupon rate shown on floating rate note represents the rate at period end.
(d) Secured by bond insurance provided by MBIA Insurance Co.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 06/30/00 with a maturing value of $500,287,500. Collateralized by $556,572,016 par value of U.S. Government obligations, 6.11% to 6.50% due 12/01/14 to 07/01/29 with an aggregate market value at 06/30/00 of $510,000,000.
(j) Joint repurchase agreement entered into 06/30/00 with a maturing value of $467,874,523. Collateralized by $479,206,000 par value of U.S. Government obligations, 0% to 7.25% due 08/02/00 to 05/14/10 with an aggregate market value at 06/30/00 of $476,961,879.
(k) Joint repurchase agreement entered into 06/30/00 with a maturing value of $300,170,000. Collateralized by $543,975,698 par value of U.S. Government and Treasury obligations, 0% to 9.00% due 06/15/09 to 03/01/33 with an aggregate market value at 06/30/00 of $306,003,760.
(l) Joint repurchase agreement entered into 06/30/00 with a maturing value of $150,084,000. Collateralized by $154,584,000 par value of U.S. Government obligations, 0% to 7.25% due 11/02/00 to 05/13/05 with an aggregate market value at 06/30/00 of $153,004,476.
(m) Joint repurchase agreement entered into 06/30/00 with a maturing value of $750,431,250. Collateralized by $1,638,512,025 par value of U.S. Government and Treasury obligations, 5.00% to 12.50% due 10/01/00 to 07/01/30 with an aggregate market value at 06/30/00 of $765,000,000.
(n) Joint repurchase agreement entered into 06/30/00 with a maturing value of $1,000,573,333. Collateralized by $1,815,571,441 par value of U.S.
    Government and Treasury obligations, 0% to 10.00% due 03/01/05 to 06/01/37 with an aggregate market value at 06/30/00 of $1,020,000,001.
(o) Joint repurchase agreement entered into 06/30/00 with a maturing value of $250,142,708. Collateralized by $310,901,218 par value of U.S. Government and Treasury obligations, 6.00% to 8.50% due 03/15/01 to 12/15/37 with an aggregate market value at 06/30/00 of $255,000,262.
(p) Joint repurchase agreement entered into 06/30/00 with a maturing value of $200,114,167. Collateralized by $293,357,525 par value of U.S. Government and Treasury obligations, 5.50% to 9.50% due 01/31/02 to 08/01/29 with an aggregate market value at 06/30/00 of $204,000,456.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30,
                                                                 JULY 31,           2000
                                                                   2000         (UNAUDITED)
                                                              --------------   --------------
ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  816,533,728   $  544,937,531
---------------------------------------------------------------------------------------------
Repurchase agreements                                            399,090,983      679,522,978
---------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                   238,000               --
---------------------------------------------------------------------------------------------
  Fund shares sold                                                91,517,474       79,884,809
---------------------------------------------------------------------------------------------
  Interest                                                         2,573,876        2,907,800
---------------------------------------------------------------------------------------------
Investment for deferred compensation plan                             93,043           91,036
---------------------------------------------------------------------------------------------
Other assets                                                         271,472          263,285
---------------------------------------------------------------------------------------------
    Total assets                                               1,310,318,576    1,307,607,439
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                          61,779,969       23,671,140
---------------------------------------------------------------------------------------------
  Dividends                                                          266,174          254,396
---------------------------------------------------------------------------------------------
  Deferred compensation plan                                          93,043           91,036
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                541,572          565,533
---------------------------------------------------------------------------------------------
Accrued administrative service fees                                   11,946           11,745
---------------------------------------------------------------------------------------------
Accrued distribution fees                                            461,927          896,390
---------------------------------------------------------------------------------------------
Accrued trustees' fees                                                   802            2,991
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          241,659          184,654
---------------------------------------------------------------------------------------------
Accrued operating expenses                                            95,122           73,020
---------------------------------------------------------------------------------------------
    Total liabilities                                             63,492,214       25,750,905
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,246,826,362   $1,281,856,534
=============================================================================================

NET ASSETS:

AIM Cash Reserve Shares                                       $  912,041,597   $  932,932,450
=============================================================================================
Class B                                                       $  289,327,479   $  302,416,702
=============================================================================================
Class C                                                       $   45,457,286   $   46,507,382
=============================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

AIM Cash Reserve Shares                                          912,028,393      932,915,313
=============================================================================================
Class B                                                          289,323,006      302,417,029
=============================================================================================
Class C                                                           45,456,592       46,505,821
=============================================================================================
AIM Cash Reserve Shares:
  Net asset value, redemption and offering price per share    $         1.00   $         1.00
=============================================================================================
Class B:
  Net asset value and offering price per share                $         1.00   $         1.00
=============================================================================================
Class C:
  Net asset value and offering price per share                $         1.00   $         1.00
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                             SIX MONTHS
                                                              SEVEN MONTHS      ENDED          YEAR
                                                                 ENDED        JUNE 30,        ENDED
                                                                JULY 31,        2000       DECEMBER 31,
                                                                  2000       (UNAUDITED)       1999
                                                              ------------   -----------   ------------
INVESTMENT INCOME:

Interest                                                      $46,634,241    $39,794,906   $72,284,896
-------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   4,041,617     3,500,045      7,448,373
-------------------------------------------------------------------------------------------------------
Administrative services fees                                       83,475        71,529        118,024
-------------------------------------------------------------------------------------------------------
Custodian fees                                                     84,840        72,658        171,275
-------------------------------------------------------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares                     1,332,550     1,145,100      2,443,795
-------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                     1,905,178     1,669,584      3,680,653
-------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                       265,889       229,427        440,903
-------------------------------------------------------------------------------------------------------
Trustees' fees                                                      6,820         6,540         15,267
-------------------------------------------------------------------------------------------------------
Transfer agent fees - AIM Cash Reserve Shares                   1,105,308       935,627      1,549,204
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                     395,108       341,020        583,322
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                      55,135        46,874         69,876
-------------------------------------------------------------------------------------------------------
Other                                                             377,807       323,718      1,055,705
-------------------------------------------------------------------------------------------------------
    Total expenses                                              9,653,727     8,342,122     17,576,397
-------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                    (20,578)      (16,924)       (20,102)
-------------------------------------------------------------------------------------------------------
    Net expenses                                                9,633,149     8,325,198     17,556,295
-------------------------------------------------------------------------------------------------------
Net investment income                                          37,001,092    31,469,708     54,728,601
-------------------------------------------------------------------------------------------------------
Net realized gain from investments                                     --            --             83
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          $37,001,092    $31,469,708   $54,728,684
=======================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                              SEVEN MONTHS        ENDED             YEAR             YEAR
                                                                 ENDED           JUNE 30,          ENDED            ENDED
                                                                JULY 31,           2000         DECEMBER 31,     DECEMBER 31,
                                                                  2000         (UNAUDITED)          1999             1998
                                                             --------------   --------------   --------------   --------------
OPERATIONS:

  Net investment income                                      $  37,001,092    $   31,469,708   $   54,728,601   $   46,894,254
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investments                                    --                --               83            2,781
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        37,001,092        31,469,708       54,728,684       46,897,035
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                      (27,493,666)      (23,284,591)     (40,668,074)     (18,980,988)
------------------------------------------------------------------------------------------------------------------------------
  Class A*                                                              --                --               --      (20,797,936)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (8,335,400)       (7,192,863)     (12,546,032)      (6,486,731)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,172,026)         (992,254)      (1,514,495)        (628,599)
------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                      (77,443,140)      (56,556,220)    (189,587,232)     834,944,363
------------------------------------------------------------------------------------------------------------------------------
  Class A*                                                              --                --               --     (375,997,608)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (115,577,813)     (102,483,790)      94,371,540      194,469,771
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,177,934)      (10,128,705)      29,244,201       19,103,703
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (204,198,887)     (169,168,715)     (65,971,408)     672,523,010
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                        1,451,025,249     1,451,025,249    1,516,996,657      844,473,647
------------------------------------------------------------------------------------------------------------------------------
  End of period                                              $1,246,826,362   $1,281,856,534   $1,451,025,249   $1,516,996,657
==============================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                              $1,246,789,171   $1,281,819,343   $1,450,988,058   $1,516,959,549
------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                  37,191            37,191           37,191           37,108
------------------------------------------------------------------------------------------------------------------------------
                                                             $1,246,826,362   $1,281,856,534   $1,451,025,249   $1,516,996,657
==============================================================================================================================

* The Fund's Class A shares were reclassified as AIM Cash Reserve Shares on 12/21/98.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000, the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of

America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- As permitted under Rule 2a-7 of the 1940 Act, the Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions -- It is the policy of the Fund to declare and pay dividends daily from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $83,475, $71,529 and $118,024, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $776,212, $671,889 and $1,341,736, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve shares, Class B shares and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve shares, Class B shares or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the AIM Cash Reserve shares, Class B shares and Class C shares paid AIM Distributors $1,332,550, $1,905,178 and $265,889, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the AIM Cash Reserve shares, Class B shares and Class C shares paid AIM Distributors $1,145,100, $1,669,584 and $229,427, respectively, as compensation under the Plans. For the year ended December 31, 1999, the AIM Cash Reserves, Class B and Class C shares paid AIM Distributors $2,443,795, $3,680,653, and $440,903, respectively, as compensation under the Plans.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $740,774, $679,919 and $1,254,200, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $3,444, $2,668 and $5,825, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $8,809, $7,117 and $15,823, respectively, and reductions in custodian fees of $11,769, $9,807 and $4,279, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $20,578, $16,924 and $20,102 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                              JUNE 30, 2000
                                           JULY 31, 2000                       (UNAUDITED)
                                  --------------------------------   --------------------------------
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                  --------------   ---------------   --------------   ---------------
Sold:
  Cash Reserve Shares              3,591,529,412   $ 3,591,529,412    3,119,085,058   $ 3,122,260,400
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                            509,744,331       509,744,331      448,990,264       450,158,250
-----------------------------------------------------------------------------------------------------
  Class C                            156,197,199       156,197,199      130,393,503       130,551,340
-----------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Cash Reserve Shares                 24,814,673        24,814,673       24,207,616        21,032,274
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                              7,211,243         7,211,243        7,419,659         6,251,673
-----------------------------------------------------------------------------------------------------
  Class C                              1,019,008         1,019,008        1,022,298           864,461
-----------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions:**
  Cash Reserve Shares                         --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                                     --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class C                                     --                --               --                --
-----------------------------------------------------------------------------------------------------
Reacquired:
  Cash Reserve Shares             (3,693,787,225)   (3,693,787,225)  (3,199,848,894)   (3,199,848,894)
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                           (632,533,387)     (632,533,387)    (558,893,713)     (558,893,713)
-----------------------------------------------------------------------------------------------------
  Class C                           (168,394,141)     (168,394,141)    (141,544,506)     (141,544,506)
-----------------------------------------------------------------------------------------------------
                                    (204,198,887)  $  (204,198,887)    (169,168,715)  $  (169,168,715)
=====================================================================================================


                                         DECEMBER 31, 1999                   DECEMBER 31, 1998
                                  --------------------------------   ---------------------------------
                                      SHARES           AMOUNT            SHARES            AMOUNT
                                  --------------   ---------------   ---------------   ---------------
Sold:
  Cash Reserve Shares              8,060,651,699   $ 8,060,651,699     6,566,275,190   $ 6,566,275,190
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --    12,526,260,894    12,526,260,894
------------------------------------------------------------------------------------------------------
  Class B                          1,129,278,732     1,129,278,732       732,230,888       732,230,888
------------------------------------------------------------------------------------------------------
  Class C                            387,953,922       387,953,922       350,900,238       350,900,238
------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Cash Reserve Shares                 34,229,027        34,229,027        15,456,154        15,456,154
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --        15,630,817        15,630,817
------------------------------------------------------------------------------------------------------
  Class B                             10,880,999        10,880,999         5,684,934         5,684,934
------------------------------------------------------------------------------------------------------
  Class C                              1,259,465         1,259,465           536,206           536,206
------------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions:**
  Cash Reserve Shares                         --                --       117,682,745       117,682,745
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --           135,276           135,276
------------------------------------------------------------------------------------------------------
  Class B                                     --                --        72,923,588        72,923,588
------------------------------------------------------------------------------------------------------
  Class C                                     --                --         5,548,897         5,548,897
------------------------------------------------------------------------------------------------------
Reacquired:
  Cash Reserve Shares             (8,284,467,958)   (8,284,467,958)   (5,864,469,726)   (5,864,469,726)
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --   (12,918,024,595)  (12,918,024,595)
------------------------------------------------------------------------------------------------------
  Class B                         (1,045,788,191)   (1,045,788,191)     (616,369,639)     (616,369,639)
------------------------------------------------------------------------------------------------------
  Class C                           (359,969,186)     (359,969,186)     (337,881,638)     (337,881,638)
------------------------------------------------------------------------------------------------------
                                     (65,971,491)  $   (65,971,491)      672,520,229   $   672,520,229
======================================================================================================

* Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.
** The fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
   February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH RESERVE
                                        -----------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                        SEVEN MONTHS       ENDED
                                           ENDED         JUNE 30,                       YEAR ENDED DECEMBER 31,
                                          JULY 31,         2000        ----------------------------------------------------------
                                          2000(a)       (UNAUDITED)      1999         1998         1997        1996        1995
                                        ------------    -----------    --------    ----------    --------    --------    --------
Net asset value, beginning of period      $   1.00       $   1.00      $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income                     0.0300         0.0252        0.0414        0.0453      0.0456      0.0433      0.0493
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Less distributions from net investment
  income                                   (0.0300)       (0.0252)      (0.0414)      (0.0453)    (0.0456)    (0.0433)    (0.0493)
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Net asset value, end of period            $   1.00       $   1.00      $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
======================================    ========       ========      ========    ==========    ========    ========    ========
Total return(b)                               3.03%          2.55%         4.22%         4.62%       4.66%       4.41%       5.04%
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $912,042       $932,932      $989,478    $1,179,072    $344,117    $315,470    $293,450
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratio of expenses to average net
  assets                                      1.07%(c)       1.07%(c)      1.04%         0.99%       1.05%       1.08%       1.04%
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratio of net investment income to
  average net assets                          5.15%(c)       5.08%(c)      4.16%         4.53%       4.55%       4.32%       4.92%
======================================    ========       ========      ========    ==========    ========    ========    ========

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $915,893,647 and $921,113,716 for July 31, 2000 and June 30, 2000, respectively.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                           SEVEN MONTHS      ENDED
                                              ENDED        JUNE 30,                      YEAR ENDED DECEMBER 31,
                                             JULY 31,        2000        --------------------------------------------------------
                                             2000(a)      (UNAUDITED)      1999        1998        1997        1996        1995
                                           ------------   -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period         $   1.00      $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                        0.0256        0.0215        0.0339      0.0371      0.0378      0.0360      0.0419
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Less distributions from net investment
  income                                      (0.0256)      (0.0215)      (0.0339)    (0.0371)    (0.0378)    (0.0360)    (0.0419)
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Net asset value, end of period               $   1.00      $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
=========================================    ========      ========      ========    ========    ========    ========    ========
Total return(b)                                  2.59%         2.17%         3.45%       3.78%       3.84%       3.66%       4.27%
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $289,327      $302,417      $404,911    $310,534    $116,058    $ 91,148    $ 69,857
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratio of expenses to average net assets          1.82%(c)      1.82%(c)      1.79%       1.81%       1.80%       1.81%       1.78%
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratio of net investment income to average
  net assets                                     4.40%(c)      4.33%(c)      3.41%       3.71%       3.80%       3.60%       4.14%
=========================================    ========      ========      ========    ========    ========    ========    ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $327,368,646 and $335,751,488 for July 31, 2000 and June 30, 2000, respectively.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                    SEVEN MONTHS       ENDED            YEAR ENDED             AUGUST 4, 1997
                                                       ENDED         JUNE 30,          DECEMBER 31,        (DATE SALES COMMENCED)
                                                      JULY 31,         2000        --------------------       TO DECEMBER 31,
                                                      2000(a)       (UNAUDITED)      1999        1998               1997
                                                    ------------    -----------    --------    --------    ----------------------
Net asset value, beginning of period                  $   1.00       $   1.00      $   1.00    $   1.00           $   1.00
--------------------------------------------------    --------       --------      --------    --------           --------
Income from investment operations:
  Net investment income                                 0.0256         0.0215        0.0339      0.0371             0.0158
--------------------------------------------------    --------       --------      --------    --------           --------
Less distributions from net investment income          (0.0256)       (0.0215)      (0.0339)    (0.0371)           (0.0158)
--------------------------------------------------    --------       --------      --------    --------           --------
Net asset value, end of period                        $   1.00       $   1.00      $   1.00    $   1.00           $   1.00
==================================================    ========       ========      ========    ========           ========
Total return(b)                                           2.59%          2.17%         3.44%       3.78%              3.92%
==================================================    ========       ========      ========    ========           ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $ 45,457       $ 46,507      $ 56,636    $ 27,391           $  8,287
==================================================    ========       ========      ========    ========           ========
Ratio of expenses to average net assets                   1.82%(c)       1.82%(c)      1.79%       1.81%              1.80%(d)
==================================================    ========       ========      ========    ========           ========
Ratio of net investment income to average net
  assets                                                  4.40%(c)       4.33%(c)      3.41%       3.71%              3.80%(d)
==================================================    ========       ========      ========    ========           ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $45,687,844 and $46,137,478 for July 31, 2000 and June 30, 2000, respectively.
(d)  Annualized.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Money Market Fund:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Money Market Fund, a portfolio of AIM Funds Group, a Delaware business trust (the "Trust"), reorganized as AIM Money Market Fund a new series portfolio of AIM Investment Securities Fund, was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) Adjournment of approval of an Agreement and Plan of Reorganization which provided for the reorganization of the Fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies.

(3) To approve a new Master Investment Advisory Agreement for AIM Money Market Fund (the "Fund").

(4) To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund so that it is non-fundamental.

(6) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

        TRUSTEES/MATTER                                                 VOTES FOR                   WITHHELD
        ---------------                                               -------------                -----------
(1)     Charles T. Bauer............................................  1,514,464,534                 46,493,668
        Bruce L. Crockett...........................................  1,516,486,806                 44,471,396
        Owen Daly II................................................  1,515,115,325                 45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879                 44,657,323
        Jack M. Fields..............................................  1,516,328,985                 44,629,217
        Carl Frischling.............................................  1,515,733,560                 45,224,642
        Robert H. Graham............................................  1,516,470,809                 44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756                 45,374,446
        Lewis F. Pennock............................................  1,516,458,889                 44,499,313
        Louis S. Sklar..............................................  1,516,220,167                 44,738,035

                                                                                        VOTES       WITHHELD/
                                                                        VOTES FOR      AGAINST     ABSTENTIONS
                                                                      -------------   ----------   -----------
(2)     Adjournment of approval of an Agreement and Plan of
        Reorganization which provided for the reorganization of the
        Fund into a new series portfolio of AIM Investment
        Securities Funds having the same investment objective and
        policies....................................................    624,526,982   16,417,058   193,445,435*
(3)     Approval of a new Investment Advisory Agreement.............    626,316,964   13,175,029   194,897,482*
(4)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................    611,909,860   21,068,668   201,410,947*
(4)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................    615,642,253   17,308,297   201,438,925*
(4)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................    610,838,229   21,975,114   201,576,132*
(4)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................    615,933,215   16,791,050   201,665,210*
(4)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................    607,857,815   25,715,670   200,815,990*
(4)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................    611,350,192   21,759,693   201,279,590*
(4)(g)  Change to Fundamental Restriction on Making Loans...........    600,278,519   31,751,044   202,359,912*
(4)(h)  A new Fundamental Investment Restriction on Investing all of
        the Fund's assets in an Open-End
        Fund........................................................    613,233,731   18,673,623   202,482,121*
(4)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................    600,391,577   30,841,642   203,156,256
(4)(j)  Elimination of the Fundamental Restriction on Short Sales of
        Securities..................................................    607,419,757   24,479,567   202,490,151*
(5)     Approval of Changing the Investment Objective so that it is
        Non-Fundamental.............................................    602,135,602   29,194,523   203,059,350*
(6)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................    794,104,476    8,156,747    32,128,252

    The Special Meeting of Shareholders of the Trust was reconvened on May 31, 2000. The following matters were then considered:

                                                                                      VOTES       WITHHELD/
        MATTER                                                         VOTES FOR     AGAINST     ABSTENTIONS
        ------                                                        -----------   ----------   -----------
(2)     Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of the Fund into a new
        series portfolio of AIM Investment Securities Funds having
        the same investment objective and policies..................  825,385,451   22,485,166   152,959,735*

---------------

* Includes Broker Non-Votes.

BOARD OF TRUSTEES                                OFFICERS                             OFFICE OF THE FUND
Charles T. Bauer                                 Charles T. Bauer                     11 Greenway Plaza
Director and Chairman                            Chairman                             Suite 100
A I M Management Group Inc.                                                           Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                            INVESTMENT ADVISOR
Director
ACE Limited;                                     Carol F. Relihan                     A I M Advisors, Inc.
Formerly Director, President, and                Senior Vice President and Secretary  11 Greenway Plaza
Chief Executive Officer                                                               Suite 100
COMSAT Corporation                               Gary T. Crum                         Houston, TX 77046
                                                 Senior Vice President
Owen Daly II                                                                          TRANSFER AGENT
Formerly, Director                               Dana R. Sutton
Cortland Trust Inc.                              Vice President and Treasurer         A I M Fund Services, Inc.
                                                                                      P.O. Box 4739
Edward K. Dunn Jr.                               Melville B. Cox                      Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;             Vice President
Formerly Vice Chairman, President                                                     CUSTODIAN
and Chief Operating Officer,                     Karen Dunn Kelley
Mercantile-Safe Deposit & Trust Co.; and         Vice President                       State Street Bank and Trust Company
President, Mercantile Bankshares                                                      225 Franklin Street
                                                 Mary J. Benson                       Boston, MA 02110
Jack Fields                                      Assistant Vice President and
Chief Executive Officer                          Assistant Treasurer                  COUNSEL TO THE FUND
Texana Global, Inc. and
Twenty First Century Group, Inc.;                Sheri Morris                         Ballard Spahr
Formerly Member                                  Assistant Vice President and         Andrews & Ingersoll, LLP
of the U.S. House of Representatives             Assistant Treasurer                  1735 Market Street
                                                                                      Philadelphia, PA 19103
Carl Frischling                                  Renee A. Friedli
Partner                                          Assistant Secretary                  COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP
                                                 P. Michelle Grace                    Kramer, Levin, Naftalis & Frankel LLP
Robert H. Graham                                 Assistant Secretary                  919 Third Avenue
Director, President and Chief Executive Officer                                       New York, NY 10022
A I M Management Group Inc.                      Nancy L. Martin
                                                 Assistant Secretary                  DISTRIBUTOR
Prema Mathai-Davis
Formerly, Chief Executive Officer,               Ofelia M. Mayo                       A I M Distributors, Inc.
YWCA of the U.S.A.                               Assistant Secretary                  11 Greenway Plaza
                                                                                      Suite 100
Lewis F. Pennock                                 Lisa A. Moss                         Houston, TX 77046
Attorney                                         Assistant Secretary
                                                                                      AUDITORS
Louis S. Sklar                                   Kathleen J. Pflueger
Executive Vice President,                        Assistant Secretary                  KPMG LLP
Development and Operations,                                                           700 Louisiana
Hines Interests                                                                       Houston, TX 77002
Limited Partnership

                 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

AIM Money Market Fund Class B and Class C shares paid ordinary dividends in the amount of $0.026 per share and AIM Cash Reserve Shares paid $0.030 per share to shareholders during the Fund's tax year ended July 31, 2000. Of these amounts, 0% is eligible for the dividends received deduction for corporations.

                THE AIM FAMILY OF FUNDS--Registered Trademark--


                         EQUITY FUNDS

   DOMESTIC EQUITY FUNDS             INTERNATIONAL/GLOBAL EQUITY FUNDS          A I M Management Group Inc. has provided leadership
                                                                                in the mutual fund industry since 1976 and managed
      MORE AGGRESSIVE                     MORE AGGRESSIVE                       approximately $176 billion in assets for more than 8
                                                                                million shareholders, including individual
AIM Small Cap Opportunities(1)   AIM Latin American Growth                      investors, corporate clients and financial
AIM Mid Cap Opportunities(2)     AIM Developing Markets                         institutions, as of June 30, 2000.
AIM Large Cap Opportunities(6)   AIM European Small Company                          The AIM Family of Funds--Registered Trademark--
AIM Emerging Growth              AIM Asian Growth                               is distributed nationwide, and AIM today is the
AIM Small Cap Growth(3)          AIM Japan Growth                               eighth-largest mutual fund complex in the United
AIM Aggressive Growth            AIM International Emerging Growth              States in assets under management, according to
AIM Mid Cap Growth               AIM European Development                       Strategic Insight, an independent mutual fund
AIM Small Cap Equity             AIM Euroland Growth                            monitor.
AIM Capital Development          AIM Global Aggressive Growth                        AIM is a subsidiary of AMVESCAP PLC, one of the
AIM Constellation(4)             AIM International Equity                       world's largest independent financial services
AIM Dent Demographic Trends      AIM Advisor International Value                companies with $389 billion in assets under
AIM Select Growth                AIM Global Trends                              management as of June 30, 2000.
AIM Large Cap Growth             AIM Global Growth
AIM Weingarten
AIM Mid Cap Equity                       MORE CONSERVATIVE
AIM Value II
AIM Charter                             SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                             MORE AGGRESSIVE
AIM Basic Value
AIM Large Cap Basic Value        AIM New Technology
AIM Balanced                     AIM Global Telecommunications and Technology
AIM Advisor Flex                 AIM Global Resources
                                 AIM Global Financial Services
      MORE CONSERVATIVE          AIM Global Health Care
                                 AIM Global Consumer Products and Services
                                 AIM Global Infrastructure
                                 AIM Advisor Real Estate
                                 AIM Global Utilities
                                                                                   [AIM LOGO APPEARS HERE]
                                         MORE CONSERVATIVE                        --Registered Trademark--

                      FIXED-INCOME FUNDS                                            INVEST WITH DISCIPLINE
                                                                                  --Registered Trademark--
  TAXABLE FIXED-INCOME FUNDS         TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                     MORE AGGRESSIVE

AIM Strategic Income             AIM High Income Municipal
AIM High Yield II                AIM Tax-Exempt Bond of Connecticut
AIM High Yield                   AIM Municipal Bond
AIM Income                       AIM Tax-Free Intermediate
AIM Global Income                AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government              MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE


The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering. (6) AIM Large Cap Opportunities Fund will close to new investors Sept. 29, 2000, or when the fund reaches a total net asset value of $750 million, whichever occurs first.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]


A I M Distributors, Inc.                                                MKT-AR-1